Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

October 31, 2020

Dates Covered
Collections Period	10/01/20 - 10/31/20
Interest Accrual Period	10/15/20 - 11/15/20
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/20	104,695,140.78	13,360
Yield Supplement Overcollateralization Amount 09/30/20	1,779,813.86	0
Receivables Balance 09/30/20	106,474,954.64	13,360
Principal Payments	7,218,219.52	284
Defaulted Receivables	214,258.33	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/20	1,577,578.14	0
Pool Balance at 10/31/20	97,464,898.65	13,054

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.80%
Prepayment ABS Speed	1.08%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	2,749,516.76	254
Past Due 61-90 days	833,604.28	74
Past Due 91-120 days	82,315.82	7
Past Due 121+ days	0.00	0
Total	3,665,436.86	335

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.70%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.92%
Delinquency Trigger Occurred	NO

Recoveries	168,173.59
Aggregate Net Losses/(Gains) - October 2020	46,084.74
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.52%
Prior Net Losses Ratio	-0.89%
Second Prior Net Losses Ratio	-0.93%
Third Prior Net Losses Ratio	-0.69%
Four Month Average	-0.50%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.54%

Overcollateralization Target Amount	9,631,681.66
Actual Overcollateralization	97,464,898.65
Weighted Average APR	4.08%
Weighted Average APR, Yield Adjusted	6.04%
Weighted Average Remaining Term	20.90

Flow of Funds	$ Amount
Collections	7,736,486.63
Investment Earnings on Cash Accounts	1,002.17
Reserve Fund Balance	23,407,920.41
Servicing Fee(1)	(88,729.13)
Aggregate Purchase Amount	99,256,735.12
Transfer to Collection Account	0.00
Available Funds	130,313,415.20

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	85,165.93
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	95,063,459.12
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	35,127,292.40
(10) Collection Account Redeposits	0.00

Total Distributions of Available Funds	130,313,415.20

Servicing Fee	88,729.13
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 10/15/20	95,063,459.12
Principal Paid	95,063,459.12
Note Balance @ 11/16/20	0.00

Class A-1
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-2
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-3
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-4
Note Balance @ 10/15/20	69,053,459.12
Principal Paid	69,053,459.12
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class B
Note Balance @ 10/15/20	26,010,000.00
Principal Paid	26,010,000.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	122,663.68
Total Principal Paid	95,063,459.12
Total Paid	95,186,122.80

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.48000%
Interest Paid	85,165.93
Principal Paid	69,053,459.12
Total Paid to A-4 Holders	69,138,625.05

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	26,010,000.00
Total Paid to B Holders	26,047,497.75

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1302868
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	100.9712893
Total Distribution Amount	101.1015761

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.1283245
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	914.8576990
Total A-4 Distribution Amount	915.9860235

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,001.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/20	23,407,920.41
Investment Earnings	991.34
Investment Earnings Paid	(991.34)
Deposit/(Withdrawal)	(23,407,920.41)
Balance as of 11/16/20	0.00
Change	(23,407,920.41)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$460,504.98	$560,461.97	$541,362.02
Number of Extensions	49	52	55
Ratio of extensions to Beginning of Period Receivables Balance	0.43%	0.49%	0.44%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.